CAPITAL	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

The Board of Governors of the Federal Reserve System approved Basel III in order to strengthen the regulatory capital framework for all banking organizations, subject to a phase-in period for certain provisions.  Basel III established and defined quantitative measures to ensure capital adequacy. These measures require First Financial to maintain minimum amounts and ratios of Common Equity tier 1 capital, total and tier 1 capital to risk-weighted assets and tier 1 capital to average assets (leverage ratio).

Basel III includes a minimum ratio of common equity tier 1 capital to risk-weighted assets of 6.375% at December 31, 2018, which includes a capital conservation buffer that began on January 1, 2016 at 0.625% and is phased in over a four-year period, increasing by the same amount each subsequent January 1, until fully phased-in at 2.5% of risk-weighted assets on January 1, 2019.  Further, the minimum ratio of tier 1 capital to risk-weighted assets increased to 7.875% at December 31, 2018 and all banks are subject to a 4.0% minimum leverage ratio.  The required total risk-based capital ratio is unchanged. Failure to maintain the required common equity Tier 1 capital conservation buffer will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and pay discretionary compensation to its employees. The capital requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets, such as highly volatile commercial real estate and nonaccrual loans. As of December 31, 2018, management believes the Company and the Bank meet all capital adequacy requirements to which they are subject.

The following tables present the actual and required capital amounts and ratios as of December 31, 2018 and 2017 under the Basel III Capital Rules. The minimum required capital amounts presented include the minimum required capital levels based on the current phase-in provisions of the Basel III Capital Rules as well as the minimum required capital levels as of January 1, 2019 when the Basel III Capital Rules have been fully phased-in. Capital levels required to be considered "well capitalized" are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules. All of First Financial's regulatory capital ratios exceeded the amounts necessary to be classified as “well capitalized,” and total regulatory capital exceeded the “minimum” requirement by $432.8 million on a consolidated basis at December 31, 2018.

	Actual		Minimum capital required - Basel III		Required to be considered well capitalized		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2018
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,215,613	11.87%	$652,874	6.375%	N/A	N/A	$716,881	7.00%
First Financial Bank	1,279,492	12.50%	652,590	6.375%	$665,386	6.50%	716,570	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	1,257,366	12.28%	806,491	7.875%	N/A	N/A	870,499	8.50%
First Financial Bank	1,279,596	12.50%	806,141	7.875%	$818,937	8.00%	870,120	8.50%

Total capital to risk-weighted assets
Consolidated	1,444,146	14.10%	1,011,314	9.875%	N/A	N/A	1,075,322	10.50%
First Financial Bank	1,344,388	13.13%	1,010,875	9.875%	1,023,671	10.00%	1,074,855	10.50%

Leverage
Consolidated	1,257,366	9.71%	517,958	4.00%	N/A	N/A	517,958	4.00%
First Financial Bank	1,279,596	9.89%	517,710	4.00%	647,138	5.00%	517,710	4.00%

	Actual		Minimum capital required - Basel III		Required to be considered well capitalized		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2017
Common equity tier 1 capital to risk-weighted assets
Consolidated	$755,735	10.63%	$408,746	5.75%	N/A	N/A	$497,604	7.00%
First Financial Bank	794,251	11.21%	407,220	5.75%	$460,336	6.50%	495,746	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	755,839	10.63%	515,376	7.25%	N/A	N/A	604,233	8.50%
First Financial Bank	794,355	11.22%	513,452	7.25%	566,567	8.00%	601,978	8.50%

Total capital to risk-weighted assets
Consolidated	929,148	13.07%	657,548	9.25%	N/A	N/A	746,406	10.50%
First Financial Bank	856,363	12.09%	655,093	9.25%	708,209	10.00%	743,619	10.50%

Leverage
Consolidated	755,839	8.84%	342,198	4.00%	N/A	N/A	342,198	4.00%
First Financial Bank	794,355	9.29%	342,113	4.00%	427,642	5.00%	342,113	4.00%

Share repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. The Company did not repurchase any shares under this plan during 2016, 2017 or 2018. At December 31, 2018, 3,509,133 common shares remained available for purchase under this repurchase plan.

ATM Offering. In March 2017, First Financial initiated an "at-the-market" equity offering program to provide flexibility with respect to capital planning and to support future growth. First Financial was not active through the ATM program during the period.